Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 13,689	$ 9,070
Compensation payable	15,830	14,417
Other liabilities	9,130	5,306
Taxes payable	906	1,084
Trade and other payables	$ 39,555	$ 29,877